Group structure (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Summary of direct and indirect interests of company in its subsidiaries
The following are the direct and indirect interests of Company in its subsidiaries for the purposes of these consolidated financial statements:

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2020	2019	2018

Directly controlled
XP Investimentos S.A.	Brazil	Holding	100.00%	100.00%	—
Indirectly controlled
XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.	Brazil	Broker-dealer	100.00%	100.00%	100.00%
XP Vida e Previdência S.A. (iv)	Brazil	Private pension and insurance	100.00%	100.00%	100.00%
Banco XP S.A.	Brazil	Multipurpose bank	100.00%	100.00%	—
XP Controle 3 Participações S.A.	Brazil	Financial Holding	100.00%	100.00%	100.00%
XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.	Brazil	Digital Content services	100.00%	99.99%	99.70%
Tecfinance Informática e Projetos de Sistemas Ltda.	Brazil	Rendering of IT services	99.76%	99.76%	99.73%
XP Corretora de Seguros Ltda.	Brazil	Insurance Broker	99.99%	99.99%	99.82%
XP Gestão de Recursos Ltda.	Brazil	Asset management	94.80%	93.70%	92.80%
XP Finanças Assessoria Financeira Ltda.	Brazil	Investment consulting service	99.99%	99.99%	99.99%
Infostocks Informações e Sistemas Ltda.	Brazil	Mediation of information systems	99.99%	99.99%	99.99%
XP Advisory Gestão Recursos Ltda.	Brazil	Asset management	99.50%	99.57%	99.52%
XP Vista Asset Management Ltda.	Brazil	Asset management	99.45%	99.42%	99.60%
XP Controle 4 Participações S.A.	Brazil	Insurance holding	100.00%	100.00%	100.00%
Leadr Serviços Online Ltda.	Brazil	Social media	99.99%	99.99%	—
Spiti Análise Ltda.	Brazil	Research	95.00%	99.99%	—
Chamaleon Bravery Unipessoal LDA	Portugal	Investment Advisor (pending regulatory approval)	100.00%	100.00%	—
XP Investments UK LLP	UK	Inter-dealer broker and Organized Trading Facility (OTF)	100.00%	100.00%	100.00%
Sartus Capital LTD	UK	Investment advisor	100.00%	100.00%	100.00%
XP Private (Europe) S.A.	Switzerland	Investment advisor	100.00%	100.00%	100.00%
XP Holding UK Ltd	UK	International financial holding	100.00%	100.00%	100.00%
XP Investments US, LLC	USA	Broker-dealer	100.00%	100.00%	100.00%
Xperience Market Services LLC (vi)	USA	Non-operational	100.00%	100.00%	—
XP Holding International LLC (ii)	USA	International financial holding	100.00%	100.00%	100.00%
XP Advisory US	USA	Investment advisor	100.00%	100.00%	100.00%
XP PE Gestão de Recursos Ltda. (v)	Brazil	Asset management	98.70%	—	—
XP LT Gestão de Recursos Ltda. (v)	Brazil	Asset management	92.00%	—	—
Carteira Online Controle de Investimentos Ltda. - ME (iii)	Brazil	Investment consolidation platform	99.99%	—	—
Antecipa S.A. (iii)	Brazil	Receivables Financing Market	100.00%	—	—
XP Allocation Asset Management Ltda. (v)	Brazil	Asset management	99.99%	—	—
Track Índices Consultoria Ltda. (v)	Brazil	Index Provider	100.00%	—	—
XP Eventos Ltda. (v)	Brazil	Media and Events	99.00%	—	—
DM10 Corretora de Seguros Ltda. (iii)	Brazil	Insurance Broker	100.00%	—	—
Consolidated investments funds
Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Gladius Fundo de Investimento Multimercado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2020	2019	2018

Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
Galea Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (vi)	Brazil	Investment fund	—	100.00%	100.00%
Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Spatha Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (vi)	Brazil	Investment fund	—	100.00%	100.00%
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP	Brazil	Investment fund	100.00%	100.00%	100.00%
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	—
Balista Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado (vi)	Brazil	Investment fund	—	100.00%	—
Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	—
NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (v)	Brazil	Investment fund	100.00%	100.00%	—
XP High Yield Fund SP (v)	Cayman	Investment fund	100.00%	100.00%	—
XP International Fund SPC (v)	Cayman	Investment fund	100.00%	100.00%	—
XP Managers Fundo de Investimento em Participações Multiestratégia (v)	Brazil	Investment fund	100.00%	100.00%	—

(i)	The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)	Subsidiaries legally merged into their respective immediate parent, with no impact on the consolidated financial statements.
(iii)	New subsidiaries acquired in 2020. See further details in Note 5 (ii) below.
(iv)	Subsidiaries incorporated in 2018 for operating in the private pension and life insurance business, which is regulated by the Superintendency of Private Insurance (SUSEP) in Brazil
(v)	New subsidiaries and investment funds incorporated in the year.
(vi)	Subsidiaries and investment funds closed or incorporated by others during the year.

Summary of the net assets acquired, the goodwill
The preliminary fair value of the identifiable assets acquired and liabilities assumed as of each acquisition date were:

	Fliper	Antecipa	DM10	Total

Assets
Cash	617	1,917	275	2,809
Other assets	0	79	411	490
Intangible assets (Note 16(b))	2,869	7,819	2,950	13,638
	3,486	9,815	3,636	16,936
Liabilities
Other liabilities	(6,159)	(198)	(1,522)	(7,879)
Total identifiable net assets at fair value	(2,673)	9,617	2,114	9,057
Goodwill arising on acquisition (Note 16 (b))	39,832	22,965	14,886	77,683
Contingent consideration	10,100	4,083	—	14,183
Purchase consideration transferred	47,259	36,665	17,000	100,923
Analysis of cash flows on acquisition
Net cash acquired with the subsidiary	(617)	(1,917)	(275)	(2,809)
Payable in installments	—	(15,487)	(6,000)	(21,488)
Contingent consideration	(10,100)	(4,083)	—	(14,183)
Net of cash flow on acquisition (investing activities)	36,542	15,178	10,724	62,443

Summary of intangible assets acquired	The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Assets	Amount	Method	Expected amortization period

Customer list	2,181	Multi-period excess earning method	5.5 years
Trademark	3,314	Relief from royalty	5 years
Technology	8,143	Relief from royalty	5 years